Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2020
Net Changes in Liabilities for Quality Assurances
The net changes in liabilities for quality assurances above for the years ended March 31, 2018, 2019 and 2020 consist of the following:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Liabilities for quality assurances at beginning of year	1,696,938	1,702,312	1,769,275
Payments made during year	(586,943)	(489,461)	(490,117)
Provision for quality assurances	649,377	565,012	314,494
Changes relating to pre-existing quality assurances	(56,769)	(1,411)	(34,345)
Other	(291)	(7,177)	(6,194)

Liabilities for quality assurances at end of year	1,702,312	1,769,275	1,553,113

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances
The table below shows the net changes in liabilities for recalls and other safe ty
 measures which are compris
ed
 in liabilities for quality assurances above for the years ended March 31, 2018, 2019 and 2020.

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Liabilities for recalls and other safety measures at beginning of year	1,275,200	1,275,256	1,302,309
Payments made during year	(456,177)	(396,971)	(363,708)
Provision for recalls and other safety measures	454,391	428,613	169,134
Other	1,842	(4,589)	(3,024)

Liabilities for recalls and other safety measures at end of year	1,275,256	1,302,309	1,104,711